Income Taxes - Schedule of Taxable Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book loss	$ (12,924)	$ (10,933)
Stock Based Comp	956	61
Stock Comp Exercised		(33)
Impairments	6,900
Capital Expenses	1,032	2,629
Meals & Entertainment		6
Warrant Expense	331	327
Political Contributions		16
Gain / Loss on Disposal	(89)
Depreciation	(617)	514
Amortization	(14)	834
Estimate of taxable income	$ (4,425)	$ (6,579)